NOTES RECEIVABLE, NET - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes Receivable ,Net - Third Parties [Line Items]
Provision for notes receivable	¥ 0		¥ 0	¥ 0	¥ (1,040)
Notes receivable pledged as collateral	372,000		225,000
Third parties
Notes Receivable ,Net - Third Parties [Line Items]
Notes receivable	3,224,739		4,088,902
Notes receivable, net	¥ 3,224,739	$ 441,787	¥ 4,088,902